Derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Total derivative financial liabilities		$ 6.8	$ 29.1
Non-current derivative financial liabilities		0.0	(7.3)
Derivative financial liabilities		6.8	21.8
Salares Norte foreign currency derivative contracts
Disclosure of detailed information about hedged items [line items]
Total derivative financial liabilities		6.8	0.0
Ghanaian oil derivative contracts
Disclosure of detailed information about hedged items [line items]
Total derivative financial liabilities		0.0	10.0
Ghanaian oil derivative contracts | Forecast
Disclosure of detailed information about hedged items [line items]
Financial liabilities oil derivative contracts	$ 4.7
Australian oil derivative contracts
Disclosure of detailed information about hedged items [line items]
Total derivative financial liabilities		0.0	5.1
Australian oil derivative contracts | Forecast
Disclosure of detailed information about hedged items [line items]
Financial liabilities oil derivative contracts	$ 2.6
Peruvian copper derivative contracts
Disclosure of detailed information about hedged items [line items]
Total derivative financial liabilities		$ 0.0	$ 14.0